Condensed Interim Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net loss for the period	$ (1,564,196)	$ (7,534,456)	$ (44,319,942)	$ (14,228,570)
Items not involving cash:
Amortization	7,300	5,371	20,766	22,485
Stock based compensation	412,956	428,528	1,404,364	1,151,933
Other share compensation				66,234
Warrant liability-fair value adjustment	(16,887,802)	(4,075,833)	(13,021,129)	(9,928,944)
Warrant liability-foreign exchange adjustment	(70,394)	283,894	(33,769)	(651,762)
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits	6,497,151	(444,935)	6,213,821	(2,263,365)
Accounts payable and accrued liabilities	40,992	250,756	5,824,881	2,221,239
Cash used in operating activities	(11,563,993)	(11,086,675)	(43,911,008)	(23,610,750)
Financing activities:
Net proceeds from issuance of common shares and warrants	2,582,885	18,051,242	33,957,796	26,908,982
Cash provided by financing activities	2,582,885	18,051,242	33,957,796	26,908,982
Investing Activities:
Cost of Patents	(168,690)	(100,867)	(347,646)	(197,906)
Cash used in investing activities	(168,690)	(100,867)	(347,646)	(197,906)
Increase (Decrease) in cash and cash equivalents	(9,149,798)	6,863,700	(10,300,858)	3,100,326
Cash and cash equivalents, beginning of the period	10,320,183	22,367,119	11,471,243	26,130,493
Cash and cash equivalents, end of the period	1,170,385	29,230,819	1,170,385	29,230,819
Cash and cash equivalents comprise:
Cash	499,637	261,935	499,637	261,935
Cash Equivalents	670,748	28,968,884	670,748	28,968,884
Cash and cash equivalents, end of the period	$ 1,170,385	$ 29,230,819	$ 1,170,385	$ 29,230,819